INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX EXPENSE
Loss before income tax	$ (42,397,279)	$ (16,432,308)	$ (15,266,184)
Income tax computed at respective applicable tax rate	(1,073,105)	27,875	(30,560)
Research and development super-deduction	(718,979)	(230,126)	(579,090)
Nondeductible expenses	1,238	3,306	4,010
Changes in valuation allowance	$ 1,790,846	$ 198,945	$ 605,640